Net Loss Per Share - Computation of basic and diluted net loss per share (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
Numerator :
Net loss attributable to TuanChe Limited's shareholders	¥ (40,675)	$ (5,596)	¥ (30,698)
Denominator:
Weighted average number of ordinary shares outstanding, basic | shares	421,273,519	421,273,519	399,544,700
Weighted average number of ordinary shares outstanding, diluted | shares	421,273,519	421,273,519	399,544,700
Basic net loss per share attributable to TuanChe Limited's shareholders | ¥ / shares	¥ (0.10)		¥ (0.08)
Diluted net loss per share attributable to TuanChe Limited's shareholders | ¥ / shares	¥ (0.10)		¥ (0.08)